3. SIGNIFICANT ACCOUNTING POLICIES: Drone Patents (Policies)	12 Months Ended
Dec. 31, 2024
Policies
Drone Patents

Drone Patents

ZenaTech acquired the permanent licensing of drone design patent number USD932369S1 (“Design Patent”) in January 2022. We plan to use this licensing for drone development. This was an asset purchase paid in stock to Epazz, Inc. for $1,440,000 (notes 16).

ZenaTech acquired asset design patent USD1005883S1 from Epazz and Dr. Shaun Passley, related parties (note 16). The design drone patent allows for the ZenaDrone 1000 to be able to generate lift from its body design and increase payload capacity.

In consideration of the purchase of the Design Patent, ZenaTech issued the following shares:

•1,465,000 Preferred Shares with a stated value of CAD$2.49 per Preferred Share which will be allocated as to 1,172,000 to Epazz and 293,000 to Shaun Passley, PhD,

•5,200 Super Voting Shares with a stated value of CAD$2.13 which will be allocated as to 4,160 to Epazz and 1,040 to Dr. Shaun Passley, and,

•110,000 Common Stock Shares with a stated value of USD$1.79 which will be allocated as to 88,000 to Epazz and 22,000 to Dr. Shaun Passley.

This being a common control transaction the cost of patent has been accounted for at the cost to previous owner.

ZenaTech has entered into an Asset Patent Purchase Agreement with Epazz dated October 13, 2024 for the purchase from Epazz by ZenaTech of Utility Patent US11597515B2 which allows for ZenaDrone 1000 to be recharged remotely without human assistance (the "Drone Assembly Patent"). Effective November 20, 2024, the parties entered into an amendment to the Asset Patent Purchase Agreement with Epazz dated October 13, 2024 for the purchase from Epazz by ZenaTech of Charging Pad Patent US11970293B2 related to a drone with extendable and rotatable wings and multiple accessory securing panel (the "Charging Pad Patent").

In consideration of the purchase of the Drone Assembly Patent, ZenaTech issued the following shares:

•8,790,000 Preferred Shares with a stated value of CAD$2.49 per Preferred Share which will be allocated as to 7,032,000 to Epazz and 1,758,000 to Shaun Passley, PhD,

•31,200 Super Voting Shares with a stated value of CAD$2.13 which will be allocated as to 24,960 to Epazz and 6,240 to Dr. Shaun Passley, and,

•660,000 Common Stock Shares with a stated value of USD$1.79 which will be allocated as to 528,000 to Epazz and 132,000 to Dr. Shaun Passley.

This being a common control transaction the cost of patent has been accounted for at the cost to previous owner.

In consideration of the purchase of the Charging Pad Patent, ZenaTech issued the following shares:

•4,395,000 Preferred Shares with a stated value of CAD$2.49 per Preferred Share which will be allocated as to 3,516,000 to Epazz and 879,000 to Shaun Passley, PhD,

•15,600 Super Voting Shares with a stated value of CAD$2.13 which will be allocated as to 12,480 to Epazz and 3,120 to Dr. Shaun Passley, and,

•330,000 Common Stock Shares with a stated value of USD$1.79 which will be allocated as to 264,000 to Epazz and 66,000 to Dr. Shaun Passley.

This being a common control transaction the cost of patent has been accounted for at the cost to previous owner.